SELECTED STATEMENTS OF INCOME DATA (Schedule of Financial Income and Other, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities	$ 5,607	$ 6,844	$ 5,268
Exchange rates differences	3,961
Realized gain on marketable securities	3,388	32	16
Interest	953	430	349
Financial income	13,909	7,306	5,633
Interest	(2,199)	(66)	(73)
Exchange rates differences		(731)	(685)
Other	(925)	(780)	(1,107)
Financial expense	(3,124)	(1,577)	(1,865)
Other expenses, net	(480)	(425)	(3)
Financial income and other, net	$ 10,305	$ 5,304	$ 3,765